Schedule of investments
InvestEd 40 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 7.75%
iShares Core MSCI EAFE ETF	18,437	$ 1,281,556
iShares Core S&P 500 ETF	5,987	2,716,242
Total Exchange-Traded Funds (cost $3,371,600)		3,997,798

Affiliated Mutual Funds — 91.80%
Delaware Ivy Core Equity Fund Class R6	145,350	3,097,403
Delaware Ivy Corporate Bond Fund Class R6	447,880	2,602,185
Delaware Ivy Crossover Credit Fund Class R6	137,227	1,300,917
Delaware Ivy Emerging Markets Equity Fund Class R6	75,868	1,779,856
Delaware Ivy Global Bond Fund Class R6	81,237	777,443
Delaware Ivy Government Securities Fund Class R6	2,455,871	12,917,882
Delaware Ivy High Income Fund Class R6	57,866	389,440
Delaware Ivy International Core Equity Fund Class R6	115,645	2,231,941
Delaware Ivy International Small Cap Fund Class R6	37,863	446,404
Delaware Ivy International Value Fund Class R6	33,901	579,027
Delaware Ivy Large Cap Growth Fund Class R6	83,980	2,846,101
Delaware Ivy LaSalle Global Real Estate Fund Class R6	26,530	326,315
Delaware Ivy Limited-Term Bond Fund Class R6	657,353	6,974,512
Delaware Ivy Mid Cap Growth Fund Class R6	35,015	1,286,105
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	30,763	579,572
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	82,388	1,231,698
Delaware Ivy Securian Core Bond Fund Class R6	575,405	5,840,361
Delaware Ivy Small Cap Growth Fund Class R6	19,035	451,124
Delaware Ivy Value Fund Class R6	62,078	1,731,362
Total Affiliated Mutual Funds (cost $48,356,670)		47,389,648

Short-Term Investments — 0.48%
Money Market Mutual Fund — 0.48%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	251,075	251,075
Total Short-Term Investments (cost $251,075)		251,075
Total Value of Securities—100.03% (cost $51,979,345)		51,638,521

Liabilities Net of Receivables and Other Assets—(0.03%)		(17,697)
Net Assets Applicable to 4,694,877 Shares Outstanding—100.00%		$51,620,824
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV037 [3/22] 5/22 (2218077)    1

Schedule of investments
InvestEd 40 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV037 [3/22] 5/22 (2218077)